Award Timing Disclosure	12 Months Ended
Jun. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Board, at the recommendation of the Compensation Committee, approves all equity award grants to our NEOs on or before the grant date. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs, following which they make a recommendation to the Board, which in turn reviews the recommendation and approves equity awards for our NEOs. Accordingly, annual equity awards are typically determined at the first Compensation Committee meeting of the fiscal year and reviewed and approved at the first Board meeting of the fiscal year. These grants are then made effective shortly after the date of filing of the Corporation’s Form 10-K for its prior fiscal year. On occasion, the Board may, at the recommendation of the Compensation Committee, grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While the Board has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, neither the Board nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards, nor do they time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
During fiscal 2024, the Corporation did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any Corporation periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Corporation Form 8-K that disclosed any material non-public information.

Award Timing Method	The Board, at the recommendation of the Compensation Committee, approves all equity award grants to our NEOs on or before the grant date. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs, following which they make a recommendation to the Board, which in turn reviews the recommendation and approves equity awards for our NEOs. Accordingly, annual equity awards are typically determined at the first Compensation Committee meeting of the fiscal year and reviewed and approved at the first Board meeting of the fiscal year. These grants are then made effective shortly after the date of filing of the Corporation’s Form 10-K for its prior fiscal year. On occasion, the Board may, at the recommendation of the Compensation Committee, grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While the Board has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, neither the Board nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards, nor do they time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the Board has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, neither the Board nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards
MNPI Disclosure Timed for Compensation Value	false